Fees and Expenses - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 34 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 43 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		2.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND		Class A	Class A1	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.09%	0.09%	0.09%	0.04%	0.09%
Expenses (as a percentage of Assets)		0.81%	0.66%	1.21%	0.51%	0.56%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.05%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.74%	0.59%	1.14%	0.46%	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination		October 31, 2026	October 31, 2026	October 31, 2026	October 31, 2026	October 31, 2026
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expenses and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.49% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until October 31, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND - USD ($)	Class A	Class A1	Class C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 299	$ 284	$ 216	$ 47	$ 50
Expense Example, with Redemption, 3 Years	471	425	377	159	172
Expense Example, with Redemption, 5 Years	657	578	658	281	305
Expense Example, with Redemption, 10 Years	$ 1,196	$ 1,024	$ 1,348	$ 636	$ 694

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 116
Expense Example, No Redemption, 3 Years	377
Expense Example, No Redemption, 5 Years	658
Expense Example, No Redemption, 10 Years	$ 1,348

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.85% of the average value of its portfolio.

Portfolio Turnover, Rate	22.85%